UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2002
Check here if Amendment [X]; Amendment Number: 1
This Amendment (Check only one.): [X] is a restatement.
				  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Massachusetts Institute of Technology
Address: 238 Main Street, Suite 200
	 Cambridge, MA 02142-1012

Form 13F File Number: 28-1002

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it isunderstood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Seth Alexander
Title: President MITIMco
Phone: 617-253-4900

Signature, Place, and Date of Signing:

Seth Alexander	Cambridge, Massachusetts	June 10, 2011
[Signature] 	[City, State] 			[Date]

Report Type (Check only one.):
[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE
[If there are no entries in this list, omit this section.]


FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 52
Form 13F Information Table Value Total: 65196
					(thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. [If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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F0RM13F INFORMATION TABLE

                               TITLE OF               VALUE    SHRS/    SH/     PUT/ INVESTMENT OTHER    VOTING AUTHORITY
NAME OF ISSUER                 CLASS   CUSIP          (X$1000) PRN AMT  PRN     CALL DISCRETION MANAGERS SOLE   SHARED NONE
--------------------------     ------- ----------     -------- -------  ---     ---- ---------- -------- ------ ------ ----
ALLEGHENY TECHNOLOGIES INC     	COM 	01741R102      191	27587	 SH 	      SOLE 	   	  27587
AMERICAN INTL GROUP INC        	COM 	026874107      11061	202210	 SH 	      SOLE 	   	  202210
AMERICAN SUPERCONDUCTOR CORP   	COM 	030111108      208	76957	 SH 	      SOLE 	   	  76957
ANALOG DEVICES INC             	COM 	032654105      25394	1289015	 SH 	      SOLE 	   	  1289015
AUTOMATIC DATA PROCESSING INC  	COM 	053015103      626	18000	 SH 	      SOLE 	   	  18000
AVAYA INC                      	COM 	053499109      16	11475	 SH 	      SOLE 	   	  11475
BRISTOL MYERS SQUIBB CO        	COM 	110122108      262	11000	 SH 	      SOLE 	   	  11000
CERAGON NETWORKS LTD           	COM 	M22013102      96	95549	 SH 	      SOLE 	   	  95549
CHEVRONTEXACO CORP             	COM 	166764100      225	3250	 SH 	      SOLE 	   	  3250
CINERGY CORP                   	COM 	172474108      322	10250	 SH 	      SOLE 	   	  10250
CISCO SYS INC                  	COM 	17275R102      3544	338200	 SH 	      SOLE 	   	  338200
CITIGROUP INC                  	COM 	172967101      641	21616	 SH 	      SOLE 	   	  21616
COGNEX CORP                    	COM 	192422103      1131	81300	 SH 	      SOLE 	   	  81300
COMCAST CORP                   	COM 	200300200      204	9800	 SH 	      SOLE 	   	  9800
CONCORD EFS INC                	COM 	206197105      3848	242298	 SH 	      SOLE 	   	  242298
DISNEY WALT CO                 	COM 	254687106      208	13739	 SH 	      SOLE 	   	  13739
DOW CHEM CO                    	COM 	260543103      329	12050	 SH 	      SOLE 	   	  12050
E TRADE GROUP INC              	COM 	269246104      1780	400000	 SH 	      SOLE 	   	  400000
EMERSON ELEC CO                	COM 	291011104      316	7200	 SH 	      SOLE 	   	  7200
EXPONENT INC                   	COM 	30214U102      445	35263	 SH 	      SOLE 	   	  35263
EXXON MOBIL CORP               	COM 	30231G102      471	14780	 SH 	      SOLE 	   	  14780
FANNIE MAE                     	COM 	313586109      405	6800	 SH 	      SOLE 	   	  6800
FINANCIAL FED CORP             	COM 	317492106      1075	33750	 SH 	      SOLE 	   	  33750
FPL GROUP INC                  	COM 	302571104      560	10400	 SH 	      SOLE 	   	  10400
GANNETT INC                    	COM 	364730101      621	8600	 SH 	      SOLE 	   	  8600
GENERAL ELEC CO                	COM 	369604103      711	28850	 SH 	      SOLE 	   	  28850
GILLETTE CO                    	COM 	375766102      346	11700	 SH 	      SOLE 	   	  11700
HOME DEPOT INC                 	COM 	437076102      421	16130	 SH 	      SOLE 	   	  16130
INTEL CORP                     	COM 	458140100      404	29080	 SH 	      SOLE 	   	  29080
INTERNATIONAL BUSINESS MACHS   	COM 	459200101      508	8700	 SH 	      SOLE 	   	  8700
INTERNATIONAL PAPER CO         	COM 	460146103      227	6800	 SH 	      SOLE 	   	  6800
JOHNSON + JOHNSON              	COM 	478160104      654	12083	 SH 	      SOLE 	   	  12083
JUNIPER NETWORKS INC           	COM 	48203R104      856	178382	 SH 	      SOLE 	   	  178382
KIMBERLY CLARK CORP            	COM 	494368103      504	8890	 SH 	      SOLE 	   	  8890
LUCENT TECHNOLOGIES INC        	COM 	549463107      114	149787	 SH 	      SOLE 	   	  149787
MARSH + MCLENNAN COS INC       	COM 	571748102      462	11100	 SH 	      SOLE 	   	  11100
MCKESSON CORP                  	COM 	58155Q103      380	13400	 SH 	      SOLE 	   	  13400
MICROSOFT CORP                 	COM 	594918104      521	11908	 SH 	      SOLE 	   	  11908
NEXTEL COMMUNICATIONS INC      	COM 	65332V103      495	65588	 SH 	      SOLE 	   	  65588
NORTHROP GRUMMAN CORP          	COM 	666807102      257	2075	 SH 	      SOLE 	   	  2075
PEPSICO INC                    	COM 	713448108      505	13675	 SH 	      SOLE 	   	  13675
PROCTER + GAMBLE CO            	COM 	742718109      358	4000	 SH 	      SOLE 	   	  4000
SBC COMMUNICATIONS INC         	COM 	78387G103      299	14900	 SH 	      SOLE 	   	  14900
STATE STREET CORPORATION       	COM 	857477103      621	16070	 SH 	      SOLE 	   	  16070
TEXTRON INC                    	COM 	883203101      273	8000	 SH 	      SOLE 	   	  8000
TULARIK INC                    	COM 	899165104      344	50260	 SH 	      SOLE 	   	  50260
V ONE CORP                     	COM 	918278102      3	13587	 SH 	      SOLE 	   	  13587
WAL MART STORES INC            	COM 	931142103      320	6500	 SH 	      SOLE 	   	  6500
WATCHGUARD TECHNOLOGIES INC    	COM 	941105108      141	32156	 SH 	      SOLE 	   	  32156
WEBMETHODS INC                 	COM 	94768C108      503	104211	 SH 	      SOLE 	   	  104211
WYETH                          	COM 	983024100      539	16950	 SH 	      SOLE 	   	  16950
3M CO                          	COM 	88579Y101      451	4100	 SH 	      SOLE 	   	  4100

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